Other financial Liabilities	12 Months Ended
Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Other financial liabilities

19.  Other financial liabilities

Other financial liabilities comprise the following at December 31:

	2018			2017
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Financial loans from government agencies	9,325	52,524	61,849	10,971	88,420	99,391
Derivative financial instruments	23,463	—	23,463	38,040	—	38,040
Total	32,788	52,524	85,312	49,011	88,420	137,431

Financial loans from government agencies

On September 8, 2016, FerroAtlántica, S.A., as borrower, and the Spanish Ministry of Industry, Tourism and Commerce (the “Ministry”), as lender, entered into two loan agreements under which the Ministry made available to the borrower loans in aggregate principal amount of €44,999 thousand and €26,909 thousand, respectively, in connection with industrial development projects relating to the Company’s solar grade silicon project. The loan of  €44,999 thousand is contractually due to be repaid in 7 installments over a 10-year period with the first three years as a grace period. The loan of €26,909 thousand was repaid in April 2018. Interest on outstanding amounts under each loan accrues at an annual rate of 2.29%. As of December 31, 2018, the amortized cost of these loans was €44,706 thousand (equivalent to $51,189 thousand) (2017: €72,517 thousand and $86,969 thousand).

The agreements governing the loans contain the following limitations on the use of the proceeds of the outstanding loan: (1) the investment of the proceeds must occur between January 1, 2016 and February 24, 2019; (2) the allocation of the proceeds must adhere to certain approved budget categories; (3) if the final investment cost is lower than the budgeted amount, the borrower must reimburse the Ministry proportionally; and (4) the borrower must comply with certain statutory restrictions regarding related party transactions and the procurement of goods and services. As of December 31, 2018, the balance of these loans have been presented within current liabilities due to non-compliance with the loan conditions.

The remaining non-current and current balances are related to loans granted mainly by French and Spanish government agencies.

Derivative financial instruments

Derivative financial instruments comprise the following at December 31:

	2018	2017
	US$'000	US$'000
Derivatives designated as hedging instruments
Cross currency swap	15,883	26,219

Derivatives not designated as hedging instruments
Cross currency swap	4,501	7,429
Interest rate swaps	3,079	4,392
	23,463	38,040

Cross currency swap

The Company's operations generate cash flows predominantly in Euros and US dollars. The Company is exposed to exchange rate fluctuations between these currencies as it expects to convert Euros into US dollars to settle a proportion of the interest and principal of the Notes (see Note 18). To manage this currency risk, the Parent Company entered a cross-currency swap (the “CCS”) on May 12, 2017 where on a semi-annual basis it will receive interest of 9.375% on a notional of $192,500 thousand and pay interest of 8.062% on a notional of €176,638 thousand and it will exchange these Euro and US dollar notional amounts at maturity of the Notes in 2022. The timing of payments of interest and principal under the CCS coincide exactly with those of the Notes.

The fair value of the CCS at December 31, 2018 was $20,384 thousand (2017: $33,648 thousand) (see Note 28).

The Parent Company, which has a Euro functional currency, has designated $150,000 thousand of the notional amount of the CCS as a cash flow hedge of the variability of the Euro functional currency equivalents of the future US dollar cash flows of $150,000 thousand of the principal amount of the Notes. During the year ended December 31, 2018, the change in fair value of the CCS has resulted in a gain of $10,006 thousand recognized through other comprehensive income in the valuation adjustments reserve (2017: $24,171 thousand loss). During the year ended December 31, 2018, the change in value of the hedged item used as the basis for recognizing hedge ineffectiveness for the period was a gain of $10,333 thousand. This cash flow hedge was assessed to be highly effective at December 31, 2018 and therefore no ineffectiveness was recognized in the income statement. Amounts transferred from the valuation adjustments reserve to the income statement comprise a gain of $7,024 thousand transferred to exchange differences (2017: $14,791 thousand loss) and a gain of $951 thousand transferred to finance costs (2017: $1,216 thousand). At December 31, 2018, a balance of $8,567 thousand in respect of the cash flow hedge of the CCS remained in the valuation adjustment reserve and will be reclassified to the income statement as the hedged item affects profit or loss over the period to maturity of the Notes (2017: $10,596 thousand).

The remaining $42,500 thousand of the notional amount of the CCS is not designated as a cash flow hedge and is accounted for at fair value through profit or loss, resulting in a gain of $2,838 thousand for the year ended December 31, 2018, which is recorded in financial derivative gain in the consolidated income statement (2017: $6,850 thousand loss).

Interest rate swaps

The Company enters into interest rate swaps to manage the risk of changes in interest rates on certain non-current and current obligations. Since June 30, 2015, the interest rate swaps have been considered as ineffective hedges and as a result the changes in fair value of these derivatives are recognized through profit or loss. At December 31, 2018, valuation adjustments reserve includes $2,602 thousand that relates to hedging relationships for which hedge accounting is no longer applied.

The following interest rate swaps were outstanding at December 31:

	2018
	Nominal		Fixed	Reference	Fair
	Amount		Interest	Floating	Value
	US$'000	Maturity	Rate	Interest Rate	US$'000
Lease of hydroelectrical installations	137,400	2022	2.05	6-month Euribor	(3,079)
Total					(3,079)

	2017
	Nominal		Fixed	Reference	Fair
	Amount		Interest	Floating	Value
	US$'000	Maturity	Rate	Interest Rate	US$'000
Lease of hydroelectrical installations	143,916	2022	2.05	6-month Euribor	(4,392)
Total					(4,392)